7. Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Details
Consumables	R$ 28,006	R$ 27,281
Parts and maintenance materials	162,409	160,884
Others	585	6,867
Provision for obsolescence	(12,509)	(12,444)	R$ (12,444)
Inventories	R$ 178,491	R$ 182,588